Summary of Significant Accounting Policies (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016
Summary of Significant Accounting Policies [Line Items]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation				$ 277	$ 453	$ 453
Supplemental cash flow information - Noncash activities
Trading assets retained from securitizations of MHFS				72,399	46,291	28,604
Transfers from loans to MHFS				6,894	9,205	11,021
Transfers from loans to LHFS				306	90	9,849
Transfers from loans to foreclosed assets and other assets				3,092	3,274	4,094
Transfers from available-for-sale to held-to-maturity securities				$ 4,161	$ 4,972	1,810
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares		9.2	14.3	56.0	64.0
Private forward repurchase contract				$ 750	$ 500	750
Collaborative Arrangement [Member] | Product Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				1.00%
Subsequent Event [Member] | Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares	14.7
Other Assets [Member]
Summary of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets							$ 180
Loans [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, Reverse Mortgages Sold				$ 3,807	0	0
Long-term Debt [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, Reverse Mortgages Sold				3,769	0	0
Assets [Member]
Supplemental cash flow information - Noncash activities
Cumulative Effect of New Accounting Principle in Period of Adoption							121
Retained Earnings [Member]
Supplemental cash flow information - Noncash activities
Cumulative Effect of New Accounting Principle in Period of Adoption							$ 0
Additional paid-in capital [Member]
Summary of Significant Accounting Policies [Line Items]
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation				$ 277	$ 453	$ 453